Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Schedule Of Income Taxes [Line Items]
State net operating carry forwards	$ 49,100,000
Expiration period for net operating loss carry forwards	2012 through 2032
Research and development credit carry forwards	3,688,000	3,593,000
Expiration period for credit carry forwards	2016 through 2031
Net operating loss carry forwards	73,087,000	72,850,000
Net change in valuation allowance	924,000	670,000	239,000
Unrecognized deferred tax liabilities	3,500,000
Unrecognized tax benefit amount, if recognized	394,000	0	0
Federal [Member]
Schedule Of Income Taxes [Line Items]
Federal net operating carry forwards	203,300,000
Federal research and development credits [Member]
Schedule Of Income Taxes [Line Items]
Research and development credit carry forwards	2,000,000
California [Member]
Schedule Of Income Taxes [Line Items]
Research and development credit carry forwards	2,600,000
UK [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carry forwards	$ 6,400,000